Share-Based Compensation Plans (Schedule of Compensation Cost and Income Tax Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award
Compensation cost for stock options, stock appreciation rights, performance restricted stock units and restricted stock units	$ 51.2	$ 38.9	$ 43.3
Total income tax benefit recognized for share-based arrangements	$ 4.1	$ 3.2	$ 14.9